6. COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Contractual Obligations Schedule
	Total	2012	2013	2014	Thereafter
Convertible notes	$6,085,000	$1,362,500	—	—	$4,722,500
Office leases	$24,630	$24,630	—	—	—
Drilling commitment - Exxon/Mobil farmout	$1,000,000	—	$1,000,000	—	—